GROUP STRUCTURE (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group Structure
At the beginning of the year	$ 672	$ 902	$ 770
Dividends	(8)		(8)
Increases	39	1	1
Share repurchase	(37)
Decrease due to sale of equity interests	(38)	(58)	(6)
Decrease due to acquisition of control	(76)		(20)
Profit from sale/acquisition of equity interest	16	3
Share of profit/loss	146	(2)	116
Impairment			(11)
Exchange differences on translation	279	(174)	60
At the end of the year	$ 993	$ 672	$ 902